7. INVENTORIES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
7. INVENTORIES
7.	INVENTORIES

Inventories were $641,088 and $344,692 as of March 31, 2013 and September 30, 2012, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is a $10,000 reserve for impaired inventory as of March 31, 2013 and September 30, 2012.

Inventories were $344,692 and $454,588 as of September 30, 2012 and 2011, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is a $10,000 reserve for impaired inventory as of September 30, 2012 and 2011.